UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/Bahl & Gaynor Income Growth Fund

(Class A: AFNAX)

(Class C: AFYCX)

(Class I: AFNIX)

SEMI-ANNUAL REPORT

DECEMBER 31, 2023

AAM/Bahl & Gaynor Income Growth Fund

A series of Investment Managers Series Trust

Table of Contents
Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	10
Expense Example	17

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/Bahl & Gaynor Income Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/Bahl & Gaynor Income Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.2%
	CONSUMER DISCRETIONARY — 8.4%
136,813	Home Depot, Inc.	$47,412,545
198,667	McDonald's Corp.	58,906,752
494,832	Starbucks Corp.	47,508,821
		153,828,118
	CONSUMER STAPLES — 12.6%
1,029,503	Keurig Dr Pepper, Inc.	34,303,040
989,664	Mondelez International, Inc., Class A	71,681,364
382,131	PepsiCo, Inc.	64,901,129
413,584	Procter & Gamble Co.	60,606,599
		231,492,132
	ENERGY — 8.8%
382,423	Chevron Corp.	57,042,215
155,160	Exxon Mobil Corp.	15,512,897
831,389	Kinder Morgan, Inc.	14,665,702
265,918	Phillips 66	35,404,322
1,114,421	Williams Cos., Inc.	38,815,283
		161,440,419
	FINANCIALS — 11.3%
43,985	CME Group, Inc.	9,263,241
253,901	Marsh & McLennan Cos., Inc.	48,106,623
331,286	PNC Financial Services Group, Inc.	51,299,637
426,140	Regions Financial Corp.	8,258,593
206,306	Travelers Cos., Inc.	39,299,230
1,166,839	U.S. Bancorp	50,500,792
		206,728,116
	HEALTH CARE — 13.6%
149,966	Abbott Laboratories	16,506,758
465,452	AbbVie, Inc.	72,131,096
40,432	Amgen, Inc.	11,645,225
129,412	Eli Lilly & Co.	75,436,843
677,435	Merck & Co., Inc.	73,853,964
		249,573,886
	INDUSTRIALS — 13.6%
155,684	Automatic Data Processing, Inc.	36,269,701
227,497	Eaton Corp. PLC[1]	54,785,827
185,214	Fastenal Co.	11,996,311
112,176	Illinois Tool Works, Inc.	29,383,381
128,415	Johnson Controls International PLC[1]	7,401,841
87,540	Lockheed Martin Corp.	39,676,630
211,629	Paychex, Inc.	25,207,130
187,342	RTX Corp.	15,762,956
1

AAM/Bahl & Gaynor Income Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
190,068	United Parcel Service, Inc., Class B	$29,884,392
		250,368,169
	MATERIALS — 3.1%
210,199	Air Products & Chemicals, Inc.	57,552,486
	REAL ESTATE — 4.6%
320,363	Prologis, Inc. - REIT	42,704,388
707,215	Realty Income Corp. - REIT	40,608,285
		83,312,673
	TECHNOLOGY — 15.6%
91,962	Broadcom, Inc.	102,652,582
607,008	Cisco Systems, Inc.	30,666,044
687,180	Corning, Inc.	20,924,631
125,438	Dell Technologies, Inc., Class C	9,596,007
97,869	Microsoft Corp.	36,802,659
83,870	NXP Semiconductors NV1	19,263,262
154,961	QUALCOMM, Inc.	22,412,009
262,663	Texas Instruments, Inc.	44,773,535
		287,090,729
	UTILITIES — 6.6%
201,548	Eversource Energy	12,439,543
729,144	NextEra Energy, Inc.	44,288,207
613,599	Sempra	45,854,253
227,644	WEC Energy Group, Inc.	19,160,795
		121,742,798
	TOTAL COMMON STOCKS
	(Cost $1,229,960,220)	1,803,129,526
	SHORT-TERM INVESTMENTS — 1.7%
31,802,567	Fidelity Investments Money Market Treasury Portfolio - Class I 5.15%[2]	31,802,567
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $31,802,567)	31,802,567
	TOTAL INVESTMENTS — 99.9%
	(Cost $1,261,762,787)	1,834,932,093
	Other Assets in Excess of Liabilities — 0.1%	1,822,993
	TOTAL NET ASSETS — 100.0%	$1,836,755,086

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

2

AAM/Bahl & Gaynor Income Growth Fund

SUMMARY OF INVESTMENTS

As of December 31, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	15.6%
Industrials	13.6%
Health Care	13.6%
Consumer Staples	12.6%
Financials	11.3%
Energy	8.8%
Consumer Discretionary	8.4%
Utilities	6.6%
Real Estate	4.6%
Materials	3.1%
Total Common Stocks	98.2%
Short-Term Investments	1.7%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

3

AAM/Bahl & Gaynor Income Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2023 (Unaudited)

Assets:
Investments, at value (cost $1,261,762,787)	$1,834,932,093
Receivables:
Fund shares sold	1,230,076
Dividends and interest	3,874,618
Prepaid expenses	41,675
Total assets	1,840,078,462
Liabilities:
Payables:
Fund shares redeemed	1,565,399
Advisory fees	1,000,523
Shareholder servicing fees (Note 7)	236,440
Distribution fees - Class A & C (Note 8)	169,122
Fund accounting and administration fees	186,830
Transfer agent fees and expenses	28,028
Custody fees	33,422
Trustees' deferred compensation (Note 3)	37,839
Auditing fees	9,654
Chief Compliance Officer fees	5,603
Trustees' fees and expenses	203
Accrued other expenses	50,313
Total liabilities	3,323,376
Net Assets	$1,836,755,086
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$1,249,135,455
Total distributable earnings (accumulated deficit)	587,619,631
Net Assets	$1,836,755,086
Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$184,166,985
Number of shares issued and outstanding	8,067,219
Net asset value per share[1]	$22.83
Maximum sales charge (5.50% of offering price)[2]	1.33
Maximum offering price to public	$24.16
Class C Shares:
Net assets applicable to shares outstanding	$157,536,072
Number of shares issued and outstanding	6,980,918
Net asset value per share[3]	$22.57
Class I Shares:
Net assets applicable to shares outstanding	$1,495,052,029
Number of shares issued and outstanding	65,329,091
Net asset value per share	$22.88

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder's fee was paid on certain redemptions of such shares within 18 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $50,000 or more, the sales charge will be reduced.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

See accompanying Notes to Financial Statements.

4

AAM/Bahl & Gaynor Income Growth Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2023 (Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $27,140)	$26,368,070
Interest	674,131
Total investment income	27,042,201

Expenses:
Advisory fees	6,089,030
Shareholder servicing fees (Note 7)	656,085
Distribution fees - Class A (Note 8)	223,279
Distribution fees - Class C (Note 8)	795,330
Fund accounting and administration fees	478,673
Transfer agent fees and expenses	57,495
Custody fees	59,186
Shareholder reporting fees	45,048
Registration fees	38,923
Trustees' fees and expenses	11,563
Legal fees	11,106
Chief Compliance Officer fees	10,795
Auditing fees	9,749
Insurance fees	4,157
Miscellaneous	890
Total expenses	8,491,309
Net expenses	8,491,309
Net investment income (loss)	18,550,892

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	32,053,439
Total net realized gain (loss) on:	32,053,439
Net change in unrealized appreciation (depreciation) on:
Investments	23,415,079
Net change in unrealized appreciation (depreciation)	23,415,079
Net realized and unrealized gain (loss)	55,468,518
Net Increase (Decrease) in Net Assets from Operations	$74,019,410

See accompanying Notes to Financial Statements.

5

AAM/Bahl & Gaynor Income Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2023 (Unaudited)	For the Year Ended June 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$18,550,892	$39,682,857
Net realized gain (loss) on investments	32,053,439	11,814,690
Net change in unrealized appreciation (depreciation) on investments	23,415,079	110,612,288
Net increase (decrease) in net assets resulting from operations	74,019,410	162,109,835

Distributions to Shareholders:
Distributions:
Class A	(4,723,791)	(8,655,721)
Class C	(3,498,511)	(6,946,414)
Class I	(41,617,234)	(78,950,479)
Total distributions to shareholders	(49,839,536)	(94,552,614)

Capital Transactions:
Net proceeds from shares sold:
Class A	24,473,222	48,586,709
Class C	6,682,664	16,763,551
Class I	104,725,313	337,963,530
Reinvestment of distributions:
Class A	2,747,168	5,163,190
Class C	2,263,649	4,340,695
Class I	23,410,987	44,492,597
Cost of shares redeemed:
Class A1	(32,338,517)	(54,660,352)
Class C2	(20,380,704)	(35,563,768)
Class I3	(266,936,533)	(398,630,024)
Net increase (decrease) in net assets from capital transactions	(155,352,751)	(31,543,872)

Total increase (decrease) in net assets	(131,172,877)	36,013,349

Net Assets:
Beginning of period	1,967,927,963	1,931,914,614
End of period	$1,836,755,086	$1,967,927,963
Capital Share Transactions:
Shares sold:
Class A	1,101,161	2,198,330
Class C	305,592	762,772
Class I	4,706,910	15,236,292
Shares reinvested:
Class A	122,404	233,563
Class C	101,711	198,443
Class I	1,041,605	2,008,073
Shares redeemed:
Class A	(1,449,803)	(2,481,064)
Class C	(928,625)	(1,634,036)
Class I	(12,070,031)	(17,912,037)
Net increase (decrease) in capital share transactions	(7,069,076)	(1,389,664)

[1]	Net of redemption fee proceeds of $4,774 and $12,462, respectively.
[2]	Net of redemption fee proceeds of $705 and $1,577, respectively.
[3]	Net of redemption fee proceeds of $5,539 and $47,385, respectively.

See accompanying Notes to Financial Statements.

6

AAM/Bahl & Gaynor Income Growth Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2023	For the Year Ended June 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$22.48	$21.72	$23.00	$17.85	$18.68	$16.57
Income from Investment Operations:
Net investment income (loss) [1]	0.20	0.42	0.32	0.30	0.32	0.30
Net realized and unrealized gain (loss)	0.74	1.38	(1.21)	5.15	(0.78)	2.12
Net increase from payments by affiliates	-	-	-	-	-	- [2]
Total from investment operations	0.94	1.80	(0.89)	5.45	(0.46)	2.42

Less Distributions:
From net investment income	(0.26)	(0.42)	(0.31)	(0.30)	(0.30)	(0.31)
From net realized gain	(0.33)	(0.62)	(0.08)	-	(0.07)	-
Total distributions	(0.59)	(1.04)	(0.39)	(0.30)	(0.37)	(0.31)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$22.83	$22.48	$21.72	$23.00	$17.85	$18.68

Total return[3]	4.26%[4]	8.43%	(4.02)%	30.83%	(2.55)%	14.76%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$184,167	$186,429	$181,239	$185,036	$133,287	$107,286

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.05%[6]	1.04%	1.06%	1.08%	1.07%	1.12%
After fees waived and expenses absorbed/recovered	1.05%[6]	1.04%	1.08%	1.08%	1.08%	1.08%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.84%[6]	1.88%	1.36%	1.48%	1.75%	1.71%
After fees waived and expenses absorbed/recovered	1.84%[6]	1.88%	1.34%	1.48%	1.74%	1.75%
Portfolio turnover rate	8%[4]	14%	12%	16%	16%	14%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.50% of offering price which is reduced on sales of $50,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder's fee was paid on certain redemptions of Class A shares made within 18 months of purchase. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $729 for losses on transactions not meeting investment guidelines. Reimbursement had no impact to Fund's Performance.
[6]	Annualized.

See accompanying Notes to Financial Statements.

7

AAM/Bahl & Gaynor Income Growth Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2023	For the Year Ended June 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$22.21	$21.48	$22.76	$17.67	$18.50	$16.43
Income from Investment Operations:
Net investment income (loss) [1]	0.12	0.25	0.14	0.15	0.18	0.17
Net realized and unrealized gain (loss)	0.73	1.35	(1.19)	5.09	(0.78)	2.09
Net increase from payments by affiliates	-	-	-	-	-	- [2]
Total from investment operations	0.85	1.60	(1.05)	5.24	(0.60)	2.26

Less Distributions:
From net investment income	(0.16)	(0.25)	(0.15)	(0.15)	(0.16)	(0.19)
From net realized gain	(0.33)	(0.62)	(0.08)	-	(0.07)	-
Total distributions	(0.49)	(0.87)	(0.23)	(0.15)	(0.23)	(0.19)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$22.57	$22.21	$21.48	$22.76	$17.67	$18.50

Total return[3]	3.90%[4]	7.57%	(4.72)%	29.82%	(3.28)%	13.86%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$157,536	$166,655	$175,609	$194,729	$164,872	$128,656

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.80%[6]	1.79%	1.81%	1.83%	1.82%	1.87%
After fees waived and expenses absorbed/recovered	1.80%[6]	1.79%	1.83%	1.83%	1.83%	1.83%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.09%[6]	1.13%	0.61%	0.73%	1.00%	0.96%
After fees waived and expenses absorbed/recovered	1.09%[6]	1.13%	0.59%	0.73%	0.99%	1.00%

Portfolio turnover rate	8%[4]	14%	12%	16%	16%	14%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on redemptions of Class C shares made within 12 months of purchase. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $729 for losses on transactions not meeting investment guidelines. Reimbursement had no impact to Fund's Performance.
[6]	Annualized.

See accompanying Notes to Financial Statements.

8

AAM/Bahl & Gaynor Income Growth Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2023	For the Year Ended June 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$22.54	$21.78	$23.06	$17.89	$18.73	$16.61
Income from Investment Operations:
Net investment income (loss) [1]	0.23	0.47	0.38	0.36	0.37	0.35
Net realized and unrealized gain (loss)	0.73	1.38	(1.21)	5.16	(0.80)	2.12
Net increase from payments by affiliates	-	-	-	-	-	- [2]
Total from investment operations	0.96	1.85	(0.83)	5.52	(0.43)	2.47

Less Distributions:
From net investment income	(0.29)	(0.47)	(0.37)	(0.35)	(0.34)	(0.35)
From net realized gain	(0.33)	(0.62)	(0.08)	-	(0.07)	-
Total distributions	(0.62)	(1.09)	(0.45)	(0.35)	(0.41)	(0.35)
Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$22.88	$22.54	$21.78	$23.06	$17.89	$18.73

Total return[3]	4.36%[4]	8.68%	(3.77)%	31.19%	(2.36)%	15.07%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,495,052	$1,614,844	$1,575,066	$1,667,592	$1,346,619	$940,588

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.80%[6]	0.79%	0.81%	0.83%	0.82%	0.87%
After fees waived and expenses absorbed/recovered	0.80%[6]	0.79%	0.83%	0.83%	0.83%	0.83%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.09%[6]	2.13%	1.61%	1.73%	2.00%	1.96%
After fees waived and expenses absorbed/recovered	2.09%[6]	2.13%	1.59%	1.73%	1.99%	2.00%

Portfolio turnover rate	8%[4]	14%	12%	16%	16%	14%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $729 for losses on transactions not meeting investment guidelines. Reimbursement had no impact to Fund's Performance.
[6]	Annualized.

See accompanying Notes to Financial Statements.

9

AAM/Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (Unaudited)

Note 1 – Organization

AAM/Bahl & Gaynor Income Growth Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is current and growing income, secondarily downside protection and thirdly long-term capital appreciation. The Fund currently offers four classes of shares: Class A, Class C, Class T and Class I. The Fund’s Class A and Class I shares commenced operations on July 5, 2012. The Fund’s Class C shares commenced operations on January 31, 2013. Class T shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may have been taken by any one of the Trustees.

10

AAM/Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares in proportion to their relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2023, and during the prior three open tax years the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

11

AAM/Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

(e) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.65% of the Fund’s average daily net assets. The Advisor has engaged Bahl & Gaynor, Inc. (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.08%, 1.83% and 0.83% of the average daily net assets of the Fund’s Class A, Class C and Class I Shares, respectively. This agreement is in effect until October 31, 2033, and it may be terminated before that date only by the Trust’s Board of Trustees.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2023, are reported on the Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended December 31, 2023, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

12

AAM/Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2023, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2023, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$1,263,816,304

Gross unrealized appreciation	$610,065,913
Gross unrealized depreciation	(38,950,124)

Net unrealized appreciation/(depreciation)	$571,115,789

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of June 30, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$4,098,814
Undistributed long-term capital gains	11,667,086
Tax accumulated earnings	15,765,900

Accumulated capital and other losses	-
Unrealized Trustees’ deferred compensation	(26,852)
Unrealized appreciation/(depreciation) on investments	547,700,709
Total accumulated earnings/(deficit)	$563,439,757

The tax character of the distributions paid during the fiscal years ended June 30, 2023 and June 30, 2022, were as follows:

Distributions paid from:	2023	2022
Ordinary income	$39,629,868	$30,564,206
Net long-term capital gains	54,922,746	7,404,089
Total distributions paid	$94,552,614	$37,968,295

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended December 31, 2023, and the year ended June 30, 2023, the Fund received $11,018 and $61,424 respectively.

Note 6 – Investment Transactions

For the six months ended December 31, 2023, purchases and sales of investments, excluding short-term investments, were $143,840,540 and $320,834,468, respectively.

13

AAM/Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of the Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2023, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to the Fund’s Class A Shares and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C Shares and/or shareholder liaison service fees in connection with the provision of personal services to shareholders of each such Class and the maintenance of their shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and shareholder liaison services are 0.75% and 0.25%, respectively, of the average daily net assets attributable to such shares. Class I Shares are not subject to any distribution or service fees under the plan.

For the six months ended December 31, 2023, the Fund’s distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
14

AAM/Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$1,803,129,526	$-	$-	$1,803,129,526
Short-Term Investments	31,802,567	-	-	31,802,567
Total Investments	$1,834,932,093	$-	$-	$1,834,932,093

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 12 – New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

15

AAM/Bahl & Gaynor Income Growth Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2023 (Unaudited)

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

16

AAM/Bahl & Gaynor Income Growth Fund

EXPENSE EXAMPLE

For the Six Months Ended December 31, 2023 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 to December 31, 2023.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/23	12/31/23	7/1/23–12/31/23
Class A	Actual Performance	$1,000.00	$1,042.60	$5.39
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.94	5.33
Class C	Actual Performance	1,000.00	1,039.00	9.24
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.17	9.13
Class I	Actual Performance	1,000.00	1,043.60	4.11
	Hypothetical (5% annual return before expenses)	1,000.00	1,021.20	4.06

*	Expenses are equal to the Fund's annualized expense ratio of 1.05%, 1.80% and 0.80% for Class A, Class C and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/366 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

17

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AAM/Bahl & Gaynor Income Growth Fund

A series of Investment Managers Series Trust

Investment Advisor

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Advisor

Bahl & Gaynor, Inc.

255 East Fifth Street, Suite 2700

Cincinnati, Ohio 45202

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.acaglobal.com

FUND INFORMATION

	TICKER	CUSIP
AAM/Bahl & Gaynor Income Growth Fund - Class A	AFNAX	461418 188
AAM/Bahl & Gaynor Income Growth Fund - Class C	AFYCX	461418 170
AAM/Bahl & Gaynor Income Growth Fund - Class I	AFNIX	461418 162

Privacy Principles of the AAM/Bahl & Gaynor Income Growth Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM/Bahl & Gaynor Income Growth Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 966-9661, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 966-9661, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 966-9661.

AAM/Bahl & Gaynor Income Growth Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 966-9661

Item 1. Report to Stockholders (Continued).

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/08/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/08/2024

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	3/08/2024